Income Taxes (Reconiliation of Income tax provision) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income before provision for income taxes	$ 555	$ 1,325
Statutory income tax rate	29.00%	29.50%
Income taxes, at statutory income tax rates	$ 161	$ 391
Additional impact from the sale of Emera Maine	0	102
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities	(62)	(48)
Foreign tax rate variance	(42)	(45)
Amortization of deferred income tax regulatory liabilities	(33)	(44)
Tax effect of equity earnings	(16)	(15)
Tax credits	(13)	(12)
Revaluation of deferred income taxes due to change in Nova Scotia tax rate	0	12
Other	(1)	0
Income tax (recovery) expense	$ (6)	$ 341
Effective income tax rate	(1.00%)	0.26%
Effect of Tax Cuts and Jobs Act [Abstract]
Reduction to net deferred income tax liabilities		$ (52)
Income Tax Uncertainties [Abstract]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority	$ 145
Minimum [Member]
Statutory income tax rate		29.50%
Maximum [Member]
Statutory income tax rate		31.00%